SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR DEPOSITS AND OTHER RECEIVABLES (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deposits And Other Receivables
Beginning balance	$ 5,000
Allowance for credit losses recognized		5,000
Written off	(5,000)
Ending balance		$ 5,000